Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Group’s property and equipment, other than leasehold improvements, are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Fair Value Measurements of Assets That are Measured at Fair Value on Nonrecurring Basis

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2013:

Description	Year ended December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB

Property and equipment	123,183	—	123,183	—	(6,984)